SCHEDULE OF MATURITIES OF FINANCIAL LIABILITIES (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 2,122,379	$ 760,350
Lease liabilities	652,526	204,038
Total	652,526	204,038
Total Contractual Cash flows [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables	2,122,379	760,350
Lease liabilities	689,254	204,038
Total	2,811,633	964,388
Carrying Amount (Assets)/ Liabilities [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables	2,122,379	760,350
Lease liabilities	652,526	204,038
Total	2,774,905	964,388
Less Than 6 Months [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables	2,122,379	760,350
Lease liabilities	133,507	129,057
Total	2,255,886	889,407
6 - 12 Months [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities	136,250	50,569
Total	136,250	50,569
Between 1 and 2 Years [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities	255,601	24,412
Total	255,601	24,412
Between 2 and 5 Years [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities	163,896
Total	163,896
Over 5 Years [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities
Total